Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Mining interests	$ 2,107,175	$ 2,189,963	$ 2,004,080
Mali
Disclosure of operating segments [line items]
Mining interests	1,051,327	1,081,364
Philippines
Disclosure of operating segments [line items]
Mining interests	433,488	431,797
Namibia
Disclosure of operating segments [line items]
Mining interests	345,417	369,763
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	98,867	85,676
Nicaragua
Disclosure of operating segments [line items]
Mining interests	87,576	121,671
Colombia
Disclosure of operating segments [line items]
Mining interests	82,308	94,871
Finland
Disclosure of operating segments [line items]
Mining interests	5,947	2,991
Canada
Disclosure of operating segments [line items]
Mining interests	680	711
Total
Disclosure of operating segments [line items]
Mining interests	$ 1,565	$ 1,119